Income Taxes - Effective tax rate reconciliation (Details) - Deerfield Healthcare Technology Acquisitions Corp	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statutory Federal income tax rate		21.00%
Change in fair value of derivative warrant liabilities		(17.20%)
Change in Valuation Allowance		(3.80%)
Effective Tax Rate	0.00%	0.00%